Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Contingencies [Abstract]
Number Of Tobacco-Related Cases Pending Against Us And/Or Our Subsidiaries Or Indemnitees

Type of Case	Number of Cases Pending as of December 31, 2011	Number of Cases Pending as of December 31, 2010	Number of Cases Pending as of December 31, 2009
Individual Smoking and Health Cases	75	94	119

Smoking and Health Class Actions	10	11	9

Health Care Cost Recovery Actions	11	10	11

Lights Class Actions	2	2	3

Individual Lights Cases (small claims court)	9	10	12

Public Civil Actions	3	7	11

Verdicts And Post-Trial Developments

Date	Location of Court/Name of Plaintiff	Type of Case	Verdict	Post-Trial Developments
May 2011	Brazil/Laszlo	Individual Smoking and Health	The Civil Court of São Vicente found for plaintiff and ordered Philip Morris Brasil to pay damages of R$31,333 (approximately $16,700), plus future costs for cessation and medical treatment of smoking-related diseases.	In June 2011, Philip Morris Brasil filed an appeal. In December 2011, the Appellate Court reversed the trial court decision. Plaintiff may appeal.

Date	Location of Court/Name of Plaintiff	Type of Case	Verdict	Post-Trial Developments
September 2009	Brazil/Bernhardt	Individual Smoking and Health	The Civil Court of Rio de Janeiro found for plaintiff and ordered Philip Morris Brasil to pay R$13,000 (approximately $6,900) in "moral damages."

Philip Morris Brasil filed its appeal against the decision on the merits with the Court of Appeals in November 2009. In February 2010, without addressing the merits, the Court of Appeals annulled the trial court's decision and remanded the case to the trial court to issue a new ruling, which was required to address certain compensatory damage claims made by the plaintiff that the trial court did not address in its original ruling. In July 2010, the trial court reinstated its original decision, while specifically rejecting the compensatory damages claim. Philip Morris Brasil appealed this decision.

In March 2011, the Court of Appeals affirmed the trial court's decision and denied Philip Morris Brasil's appeal. The Court of Appeals increased the amount of damages awarded to the plaintiff to R$100,000 (approximately $53,000). Philip Morris Brasil filed an appeal in June 2011.

Date	Location of Court/Name of Plaintiff	Type of Case	Verdict	Post-Trial Developments
February 2004	Brazil/The Smoker Health Defense Association	Class Action	The Civil Court of São Paulo found defendants liable without hearing evidence. The court did not assess moral or actual damages, which were to be assessed in a second phase of the case. The size of the class was not defined in the ruling.

In April 2004, the court clarified its ruling, awarding "moral damages" of R$1,000 (approximately $530) per smoker per full year of smoking plus interest at the rate of 1% per month, as of the date of the ruling. The court did not award actual damages, which were to be assessed in the second phase of the case. The size of the class was not estimated. Defendants appealed to the São Paulo Court of Appeals, which annulled the ruling in November 2008, finding that the trial court had inappropriately ruled without hearing evidence and returned the case to the trial court for further proceedings. In May 2011, the trial court dismissed the claim. Plaintiff has appealed.

In addition, the defendants filed a constitutional appeal to the Federal Supreme Tribunal on the basis that the plaintiff did not have standing to bring the lawsuit. This appeal is still pending.